INCOME TAXES - Expiration Dates Relating to Unused Tax Credits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Canadian Tax Authority | Canada Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	$ 7,516	$ 6,756
Canadian Tax Authority | Canada Tax Authority | 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	676	633
Canadian Tax Authority | Canada Tax Authority | 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	1,271	1,191
Canadian Tax Authority | Canada Tax Authority | 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	561	526
Canadian Tax Authority | Canada Tax Authority | 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	212	199
Canadian Tax Authority | Canada Tax Authority | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	483	453
Canadian Tax Authority | Canada Tax Authority | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	239	224
Canadian Tax Authority | Canada Tax Authority | 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	225	211
Canadian Tax Authority | Canada Tax Authority | 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	381	357
Canadian Tax Authority | Canada Tax Authority | 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	292	273
Canadian Tax Authority | Canada Tax Authority | 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	266	249
Canadian Tax Authority | Canada Tax Authority | 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	309	290
Canadian Tax Authority | Canada Tax Authority | 2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	247	231
Canadian Tax Authority | Canada Tax Authority | 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	224	210
Canadian Tax Authority | Canada Tax Authority | 2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	328	308
Canadian Tax Authority | Canada Tax Authority | 2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	197	185
Canadian Tax Authority | Canada Tax Authority | 2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	242	226
Canadian Tax Authority | Canada Tax Authority | 2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	214	200
Canadian Tax Authority | Canada Tax Authority | 2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	569	533
Canadian Tax Authority | Canada Tax Authority | 2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	373	257
Canadian Tax Authority | Canada Tax Authority | 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	207	$ 0
U.S. | Provincial/State
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	$ 200